EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

September 30, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Sparkline Intangible Value ETF (S000072323) Sparkline International Intangible Value ETF (S000086651) Sparkline US Small Cap Intangible Value ETF (S000086652) Sparkline Emerging Markets Intangible Value ETF (S000086653)
(each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 30, 2025, and filed electronically as Post-Effective Amendment No. 538 to the Trust’s Registration Statement on September 24, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.
Sincerely,
/s/ Michael Barolsky
Michael Barolsky
Vice President & Secretary